Description of Business and Summary of Significant Accounting Policies - Deferred Financing Costs Relating to Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of period	$ 7,954	$ 10,076	$ 12,735
New debt issuance payments	8,212	818
Write off of unamortized debt issuance cost - refinancing	(6,559)
Additional deferred financing costs		726
Write off of unamortized debt issuance cost - early prepayment	(1,347)
Amortization during period	(2,074)	(2,848)	(2,659)
Balance at end of period	$ 6,186	$ 7,954	$ 10,076